Equity Method Investments - Additional Information (Details) $ in Thousands	6 Months Ended		60 Months Ended
	Jun. 30, 2024 USD ($) bunkeringUnit	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2024 GBP (£) bunkeringUnit	Dec. 31, 2023 USD ($)	Oct. 25, 2023
Schedule of Equity Method Investments [Line Items]
Share of results from equity method investment excluding amortized costs	$ 9,200	$ 11,300
Equity method investments	$ 193,340		$ 148,534		$ 174,910
Azane Fuel Solutions AS ("Azane") | Yara Clean Ammonia
Schedule of Equity Method Investments [Line Items]
Number of bunkering units pre-ordered | bunkeringUnit	15			15
Enterprise Navigator Ethylene Terminal L.L.C. (“Export Terminal Joint Venture”)
Schedule of Equity Method Investments [Line Items]
Equity contributions to joint venture			$ 214,500
Difference in the carrying amount and the underlying equity	$ 5,400				$ 5,600
Costs amortized	$ 200	$ 200
Economic interest in building and operating marine export terminal (as a percent)	50.00%			50.00%	50.00%
Unigas International B.V. (“Unigas”)
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal (as a percent)	33.30%			33.30%	33.30%
Luna Pool Agency Limited
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal (as a percent)	50.00%			50.00%	50.00%
Equity method investments | £				£ 1
Azane Fuel Solutions AS ("Azane")
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal (as a percent)	14.50%			14.50%	14.50%	14.50%
Bluestreak CO2 Limited ("Bluestreak")
Schedule of Equity Method Investments [Line Items]
Economic interest in building and operating marine export terminal (as a percent)	50.00%			50.00%	50.00%